Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
On December 14, 2020, PQ Group Holdings completed the sale of its Performance Materials business for $650,000, and the financial results of this business have been presented as discontinued operations in the consolidated financial statements for all periods presented. See Note 4 for more information on the transaction.
Effective on August 1, 2021, PQ Group Holdings completed the sale of its Performance Chemicals business for $1,100,000, subject to certain purchase price adjustments as set forth in the agreement. Upon entering into the definitive agreement on February 28, 2021, the transaction met the held for sale criteria and consequently the financial results of the Performance Chemicals business are reported in discontinued operations in the consolidated financial statements for all periods presented. See Note
5
for more information on the transaction.
In connection with the closing of the sale of the Performance Chemicals business, PQ Group Holdings Inc. changed its name from “PQ Group Holdings Inc.” to “Ecovyst Inc.”, changed the ticker symbol of its common stock listed on the New York Stock Exchange from “PQG” to “ECVT” and rebranded PQ Group Holdings segments from “Refining Services” to “Ecoservices” and “Catalysts” to “Catalyst Technologies”. Financial information presented herein related to the Ecoservices and Catalyst Technologies segments remains unchanged from the Company’s previously issued financial statements filed on Form
10-K
for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company has two uniquely positioned specialty businesses: Ecoservices provides sulfuric acid recycling to the North American refining industry for the production of alkylate and provides on-purpose
virgin sulfuric acid for water treatment, mining, and industrial applications; and Catalyst Technologies provides finished silica catalysts and catalyst supports necessary to produce high strength and high stiffness plastics and, through its Zeolyst joint venture, supplies zeolites used for catalysts that remove nitric oxide from diesel engine emissions as well as sulfur from fuels during the refining process.
The Company’s regeneration services product group, which is a part of the Company’s Ecoservices segment, typically experiences seasonal fluctuations as a result of higher demand for gasoline products in the summer months and lower demand in the winter months. These demand fluctuations result in higher sales and working capital requirements in the second and third quarters.
The notes to the consolidated financial statements, unless otherwise indicated, are on a continuing operations basis.

Principles of Consolidation
Principles of Consolidation.
The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Investments in affiliated companies are recorded at cost plus the Company’s equity in their undistributed earnings. All intercompany transactions have been eliminated. Noncontrolling interests represent third-party equity ownership in certain of the Company’s consolidated subsidiaries and are presented as a component of equity separate from the equity attributable to the Company’s shareholders. The noncontrolling interests’ share in the Company’s net earnings are included in net income attributable to the noncontrolling interest in the Company’s consolidated statements of income, and their portion of the Company’s comprehensive income is included in comprehensive income (loss) attributable to noncontrolling interests in the Company’s consolidated statements of comprehensive income (loss). The Company’s noncontrolling interests relate to third-party minority ownership interests held in certain of the Company’s foreign subsidiaries acquired as part of a former business combination.

Foreign Currency Transactions and Translations Policy
Foreign Currency Translation.
All assets and liabilities of foreign subsidiaries and affiliated companies are translated to U.S. dollars using exchange rates in effect at the balance sheet date. Adjustments resulting from translation of the balance sheets and intercompany loans, which are considered permanent, are included in stockholders’ equity as part of accumulated other comprehensive income (loss). Adjustments resulting from translation of certain intercompany loans, which are not considered permanent and are denominated in foreign currencies, are included in other (income) expense, net in the consolidated statements of income. The Company considers intercompany loans to be of a permanent or long-term nature if management expects and intends that the loans will not be repaid. For the years ended December 31, 2020, 2019 and 2018, all intercompany loan arrangements were determined to be non-permanent
based on management’s intention as well as actual lending and repayment activity. Therefore, the foreign currency transaction gains or losses associated with the intercompany loans were recorded in the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018.
Income and expense items are translated at average exchange rates during the year. Net foreign currency exchange (gains) and losses included in other (income) expense, net were $(5,264), $1,228 and $13,910 for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively. The net foreign currency losses realized in 2020 and 2019 were driven by the non-permanent
intercompany debt denominated in local currency and translated to U.S. dollars. The net foreign currency losses realized in 2018 were primarily driven by the Euro-denominated term loan (which was settled as part of the February 2018 term loan refinancing, see Note 17 to these consolidated financial statements for further information) and the non-permanent
intercompany debt denominated in local currency and translated to U.S. dollars.

Cash and Cash Equivalents	Cash and Cash Equivalents. Cash and cash equivalents include highly liquid investments with original terms to maturity of 90 days or less from the time of purchase.
Restricted Cash
Restricted Cash.
Restricted cash, which is restricted as to withdrawal or usage, is classified separately from cash and cash equivalents on the Company’s consolidated balance sheets. The Company’s total restricted cash balances were $1,640 and $1,287 as of December 31, 2020 and 2019, respectively, and are included on the Company’s consolidated balance sheets as prepaid and other current assets.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Credit Losses.
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for credit losses is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable and is reviewed during each reporting period over their contractual life. The Company recognizes an allowance for credit losses based on historical collection experience, current regional economic and market conditions, the aging of accounts receivable and assessments of current creditworthiness of customers. Account balances are charged against the allowance when the Company believes it is probable that the associated receivables will not be recovered. If the financial condition of the Company’s customers were to deteriorate resulting in an impairment of their ability to make payments, additional allowances may be required. The Company does not have any off-balance
sheet credit exposure related to its customers. The Company’s allowance for credit losses was not material as of December 31, 2020 and 2019.

Inventories
Inventories.
Certain domestic inventories are stated at the lower of cost or market and valued using the last-in,
first-out
(“LIFO”) method. All other inventories are stated at the lower of cost and net realizable value and valued using the weighted average cost or first-in,
first-out
(“FIFO”) methods.

Property, Plant and Equipment
Property, Plant and Equipment.
Property, plant and equipment are carried at cost and include expenditures for new facilities, major renewals and betterments. The Company capitalizes the cost of furnace rebuilds as part of property, plant and equipment. Maintenance, repairs and minor renewals are charged to expense as incurred. The Company capitalizes certain internal costs associated with the implementation of purchased software. When property, plant and equipment is retired or otherwise disposed of, the net carrying amount is eliminated with any gain or loss on disposition recognized in earnings at that time.
Depreciation is provided on the straight-line method based on the estimated useful lives of the assets, which generally range from 15 to 33 years for buildings and improvements and 3 to 10 years for machinery and equipment. Leasehold improvements are depreciated using the straight-line method based on the shorter of the useful life of the improvement or remaining lease term.
The Company capitalizes the interest cost associated with the development and construction of significant new plant and equipment and depreciates that amount over the lives of the related assets. Capitalized interest recorded during the years ended December 31, 2020, 2019 and 2018 was $1,788, $1,941 and $3,542, respectively.

Leases
Leases
. The Company has operating and finance lease agreements with remaining lease terms as of December 31, 2020 of up to 23 years, including leases of land, buildings, railcars, vehicles, manufacturing equipment and general office equipment. Some leases include options to terminate or extend for one or more years. These options are incorporated in the Company’s lease term when it is reasonably certain that the option will be exercised. Some leases include options to purchase, which the Company assesses under the guidance to determine if these leases should be classified as finance lease agreements.
When the Company enters into an arrangement, at inception, the Company determines if the arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of the Company’s lease arrangements contain lease components (e.g. minimum rent payments) and non-lease
components (e.g. maintenance). The Company accounts for the lease and non-lease
components separately based on the estimated standalone price of each component. Certain of the Company’s lease agreements include rental payments that are adjusted periodically for an index or rate and these are initially measured using the index or rate in effect at the commencement date. Variable lease expense is recognized in the period in which the obligation for those payments is incurred. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
The Company recognizes a
right-of-use
lease asset and lease liability at the lease commencement date based on the present value of the remaining lease payments over the lease term. The Company assesses its leasing arrangements to determine the rate implicit in the lease arrangement. Historically, the Company’s leasing arrangements do not contain the information necessary to determine the rate implicit in the lease. As such, the Company utilizes its incremental borrowing rate over the relevant lease term, which is the rate of interest that it would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The incremental borrowing rate is determined at the lease commencement date and is developed utilizing a readily available market interest rate curve adjusted for the Company’s credit quality. The Company has elected to use a portfolio approach to apply its incremental borrowing rate to individual leases based on lease term and geographic jurisdiction. Short-term leases, which have an initial term of twelve months or less, are not recorded on the Company’s balance sheet.
Lease expense for operating leases is recognized on a straight-line basis over the lease term. Lease expense for financing leases is bifurcated into two components, with the amortization expense component of the right-of-use
asset recognized on a straight-line basis and the interest expense component recognized using the effective interest method over the lease term. The amortization expense component of the right-of-use
lease asset is included in cost of goods sold and in selling, general and administrative expenses and the interest expense component is included in interest expense, net on the consolidated statements of income.

Spare Parts
Spare Parts.
Spare parts are maintained by the Company’s facilities to keep machinery and equipment in working order. Spare parts are capitalized and included in other long-term assets. Spare parts are measured at cost and are not depreciated or expensed until utilized; however, reserves may be provided on aged spare parts. When a spare part is utilized as part of an improvement to property, plant and equipment, the carrying value is depreciated over the applicable life once placed in service. Otherwise, the spare part is expensed and charged as a cost of production when utilized.

Investments in Affiliated Companies
Investments in Affiliated Companies.
Investments in affiliated companies are accounted for using the equity method of accounting if the investment provides the Company with the ability to exercise significant influence, but not control, over the investee. Significant influence is generally deemed to exist if the Company’s ownership interest in the voting stock of the investee ranges between 20% and 50%, although other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the investments in equity-method investees are recorded in the consolidated balance sheets as investments in affiliated companies, and the Company’s share of the investees’ earnings or losses, together with other than temporary impairments in value, is recorded as equity in net income from affiliated companies in the consolidated statements of income. Any differences between the Company’s cost of an equity method investment and the underlying equity in the net assets of the investment, such as fair value step-ups
resulting from acquisitions, are accounted for according to their nature and impact the amounts recognized as equity in net income from affiliated companies in the consolidated statements of income.
The Company evaluates all distributions received from its equity method investments using the nature of distribution approach. Under this approach, the Company evaluates the nature of activities of the investee that generated the distribution. The distributions received are either classified as a return on investment, which is presented as a component of operating activities on the Company’s consolidated statements of cash flows, or as a return of investment, which is presented as a component of investing activities on the Company’s consolidated statements of cash flows.
The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period.

Goodwill and Intangible Assets
Goodwill and Intangible Assets.
Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company is required to test goodwill associated with each of its reporting units for impairment at least annually and whenever events or circumstances indicate that it is more likely than not that goodwill may be impaired. The Company performs its annual goodwill impairment test as of October 1.
Goodwill is tested for impairment at the reporting unit level. In performing tests for goodwill impairment, the Company is able to use its discretion to first perform an optional qualitative assessment about the likelihood of the carrying value of a reporting unit exceeding its fair value. The qualitative assessment need not be applied to all reporting units. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount based on the qualitative assessment, the Company will perform a quantitative goodwill impairment test to identify the potential goodwill impairment and measure the amount of the goodwill impairment loss, if any, to be recognized for that reporting unit. For the annual assessments in 2020 and 2019, the Company bypassed the option to perform the qualitative assessment and proceeded directly to performing the quantitative goodwill impairment test for each of its reporting units. The quantitative test identifies both the potential existence of impairment and the amount of impairment loss.
In applying the quantitative test, the Company calculates and compares the reporting unit’s estimated fair value to its carrying value, including goodwill. If the fair value of a reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of a reporting unit exceeds its implied fair value, an impairment charge is recognized, requiring recognition of a goodwill impairment charge for the differential up to the carrying value of goodwill. An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit and the loss establishes a new basis in the goodwill. Subsequent reversal of an impairment loss is not permitted.

For intangible assets other than goodwill, definite-lived intangible assets are amortized over their respective estimated useful lives. Intangible assets with indefinite lives are not amortized, but rather are tested for impairment at least annually or more frequently if events occur or circumstances change that would more likely than not reduce the fair value of the intangible asset below its carrying amount. The Company tests its indefinite-lived intangible assets as of October 1 of each year in conjunction with its annual goodwill impairment test.

Impairment Assessment of Long-Lived Assets
Impairment Assessment of Long-Lived Assets.
The Company performs an impairment review of property, plant and equipment and definite-lived intangible assets when facts and circumstances indicate that the carrying value of an asset or asset group may not be recoverable from its undiscounted future cash flows. When evaluating long-lived assets for impairment, if the carrying amount of an asset or asset group is found not to be recoverable, a potential impairment loss may be recognized. An impairment loss is measured by comparing the carrying amount of the asset or asset group to its fair value. Fair value is determined using quoted market prices when available, or other techniques including discounted cash flows. The Company’s estimates of future cash flows involve assumptions concerning future operating performance, economic conditions and technological changes that may affect the future useful lives of the assets.

Derivative Financial Instruments
Derivative Financial Instruments.
The Company utilizes certain derivative financial instruments to enhance its ability to manage risk, including exposure to interest rate and foreign currency fluctuations that exist as part of ongoing business operations. Derivative instruments are entered into for periods consistent with the related underlying exposures and do not constitute positions independent of those exposures.
All derivatives designated as hedges are recognized on the consolidated balance sheets at fair value. The Company may designate a derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair-value or cash-flow hedge (foreign currency hedge), or a hedge of a net investment in a foreign operation (net investment hedge). The Company’s hedging strategies include derivatives designated as cash flow hedges and net investment hedges.
Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income and subsequently reclassified into earnings in the same period(s) in which the hedged transaction affects earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a hedge of a net investment in a foreign operation are recorded in the foreign currency translation adjustment account within accumulated other comprehensive income, where the associated gains and losses will remain until such time that the hedged net investment (foreign subsidiary) is sold or liquidated.
Changes in the fair value of a derivative that is not designated or does not qualify as a hedge are recorded in the consolidated statements of income. Cash flows from derivative instruments are reported in the same cash flow category as the cash flows from the items being hedged.
The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. The Company also formally assesses whether each hedging relationship is highly effective in achieving offsetting changes in fair values or cash flows of the hedged item during the period, both at the inception of the hedge and on an ongoing basis. If it is determined that a derivative is not highly effective as a hedge, or if a derivative ceases to be a highly-effective hedge, hedge accounting is discontinued with respect to that derivative prospectively.

Fair Value Measurement
Fair Value Measurements.
The Company measures fair value using the guidelines under U.S. generally accepted accounting principles (“GAAP”). An asset’s fair value is defined as the price at which the asset could be exchanged in a current transaction between market participants. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a market participant, not the amount that would be paid to settle the liability with the creditor. See Note 7 to these consolidated financial statements regarding the application of fair value measurements.
The carrying values of cash, accounts receivable, accounts payable and accrued liabilities approximate fair value due to the short-term nature of these items. See Note 17 to these consolidated financial statements regarding the fair value of debt.
Derivative contracts
Derivative assets and liabilities can be exchange-traded or traded over-the-counter
(“OTC”). The Company generally values exchange-traded derivatives using models that calibrate to market transactions and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying instruments. OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, forward curves, measures of volatility, and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as forward contracts, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.
The Company has interest rate caps that are fair valued using Level 2 inputs. In addition, the Company applies a credit valuation adjustment to reflect credit risk which is calculated based on credit default swaps. To the extent that the Company’s net exposure under a specific master agreement is an asset, the Company utilizes the counterparty’s default swap rate. If the net exposure under a specific master agreement is a liability, the Company utilizes a default swap rate comparable to Ecovyst. The credit valuation adjustment is added to the discounted fair value to reflect the exit price that a market participant would be willing to receive to assume the Company’s liabilities or that a market participant would be willing to pay for the Company’s assets.

Revenue Recognition
Revenue Recognition.
In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the contract with the customer; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
The Company identifies a contract when an agreement with a customer creates legally enforceable rights and obligations, which occurs when a contract has been approved by both parties, the parties are committed to perform their respective obligations, each party’s rights and payment terms are clearly identified, commercial substance exists and it is probable that the Company will collect the consideration to which it is entitled.
The Company may offer rebates to customers who have reached a specified volume of optional purchases. The Company recognizes rebates given to customers as a reduction of revenue based on an allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that result in progress by the customer toward earning the rebate. Rebates are recognized at the time revenue is recorded. The Company measures the rebate obligation based on the estimated amount of sales that will result in a rebate at the adjusted sales price per the respective sales agreement.

Shipping and Handling Costs
Shipping and Handling Costs.
Amounts billed to a customer in a sale transaction related to shipping and handling, if any, represent revenues earned for the goods provided and are classified as revenue. Costs related to shipping and handling of products shipped to customers are classified as cost of goods sold. Refer to Note 6 for disclosures regarding the recognition of revenue for shipping and handling costs that are billed to customers.

Research and Development
Research and Development.
Research and development costs of $7,137, $7,357 and $8,938 for the years ended December 31, 2020, 2019 and 2018, respectively, were expensed as incurred and reported in selling, general and administrative expenses in the consolidated statements of income.

Income Taxes
Income Taxes.
The Company operates within multiple taxing jurisdictions and is subject to tax filing requirements and potential audits within these jurisdictions. The Company uses the asset and liability method in accounting for income taxes. Deferred tax assets and liabilities are recorded for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, using statutory tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The Company evaluates its deferred tax assets each period to ensure that estimated future taxable income will be sufficient in character (e.g., capital gain versus ordinary income treatment), amount and timing, to result in their realizability. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets, unless it is more likely than not that those assets will be realized.
Generally, APB 23 of ASC Topic 740, Income Taxes (“ASC 740”), provides guidance with respect to establishing deferred income taxes on earnings from foreign subsidiaries, to the extent that these earnings are considered to be available for repatriation. Further, ASC
740-30
requires that deferred taxes be established with respect to the earnings of a foreign subsidiary, unless existing tax law provides a means by which the investment in a subsidiary can be recovered tax-free.
The Company has determined that it is able to repatriate the non-permanently
reinvested earnings of its foreign subsidiaries in a
tax-free
manner. As such, the Company is able to asset, for purposes of ASC
740-30,
that no deferred income taxes are needed with respect to earnings from foreign subsidiaries.
The Company recognizes a financial statement benefit for positions taken for tax return purposes when it will be more likely than not (i.e. greater than 50%) that the positions will be sustained upon tax examination, based solely on the technical merits of the tax positions. Otherwise, no tax benefit is recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. Tax examinations are often complex as tax authorities may disagree with the treatment of items reported by the Company and may require several years to resolve. These accrued liabilities represent a provision for taxes that are reasonably expected to be incurred on the basis of available information but which are not certain.
Pursuant to the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 118 (“SAB 118”), the Company was allowed a measurement period of up to one year after the enactment date of the Tax Cuts and Jobs Act (“TCJA”) to finalize the recording of any related tax impacts with respect to its transition tax liability. In accordance with SAB 118, the Company finalized the impacts of the transition tax as of December 31, 2018 and recorded an immaterial measurement period adjustment as a benefit to tax expense. There was no cash tax outlay associated with the final transition tax amount, as the Company elected to utilize net operating loss (“NOL”) carryforwards to offset the associated taxable income.
Based on FASB guidance, the Company is permitted to make an accounting policy election to either (1) treat the taxes incurred as a result of the Global Intangible Low Taxed Income (“GILTI”) provision as a current-period expense when incurred or (2) factor such amounts into its measurement of deferred taxes. The Company has elected to treat any expense incurred as a current-period expense.

Environmental Expenditures
Environmental Expenditures.
Environmental expenditures that pertain to current operations or to future revenues are expensed or capitalized consistent with the Company’s capitalization policy for property, plant and equipment. Expenditures that result from the remediation of an existing condition caused by past operations and that do not contribute to current or future revenues are expensed. Liabilities are recognized for remedial activities when the remediation is probable and the cost can be reasonably estimated. Recoveries of expenditures for environmental remediation are recognized as assets only when recovery is deemed probable. See Note 24 to these consolidated financial statements regarding commitments and contingencies and Note 16 regarding the accrued environmental reserve.

Deferred Finance Costs
Deferred Financing Costs.
Financing costs incurred in connection with the issuance of long-term debt are deferred and presented as a direct reduction from the related debt instruments on the Company’s consolidated balance sheets. Deferred financing costs are amortized as interest expense using the effective interest method over the respective terms of the associated debt instruments.

Stock-Based Compensation
Stock-Based Compensation.
The Company applies the fair value based method to account for stock options, restricted stock awards, restricted stock units and performance stock units issued in connection with its equity incentive plans. Stock-based compensation expense is recognized on a straight-line basis over the vesting periods of the respective awards, and the Company accounts for forfeitures of equity incentive awards as they occur. In connection with the vesting of restricted stock awards, restricted stock units and performance stock units, shares of common stock may be delivered to the Company by employees to satisfy withholding tax obligations at the instruction of the employee award holders. These transactions when they occur are accounted for as stock repurchases by the Company, with the shares returned to treasury stock at a cost representing the payment by the Company of the tax obligations on behalf of the employees in lieu of shares for the vesting event. See Note 22 to these consolidated financial statements regarding compensation expense associated with the Company’s equity incentive awards.

Pensions and Postretirement Benefits
Pensions and Postretirement Benefits.
The Company maintains qualified and
non-qualified
defined benefit pension plans that cover employees in the United States as well as certain employees in other international locations. Benefits for a majority of the plans are based on average final pay and years of service. Our funding policy, consistent with statutory requirements, is based on actuarial computations utilizing the projected unit credit method of calculation. Not all defined benefit pension plans are funded. In the United States the pension plans’ assets include equity and fixed income securities. In our other international locations, the pension plans’ assets include insurance contracts. Certain assumptions are made regarding the occurrence of future events affecting pension costs, such as mortality, withdrawal, disablement and retirement, changes in compensation and benefits, and discount rates to reflect the time value of money.
The major elements in determining pension income and expense are pension liability discount rates and the expected return on plan assets. The Company references rates of return on high-quality, fixed income investments when estimating the discount rate, and the expected period over which payments will be made based upon historical experience. The long-term rate of return used to calculate the expected return on plan assets is the average rate of return estimated to be earned on invested funds for providing pension benefits.
In addition to pension benefits, the Company provides certain health care benefits for employees who meet age, participation and length of service requirements at retirement. The Company uses explicit assumptions using the best estimates available of the plan’s future experience. Principal actuarial assumptions include: discount rates, present value factors, retirement age, participation rates, mortality rates, cost trend rates, Medicare reimbursement rates and per capita claims cost by age. Current interest rates as of the measurement date are used for discount rates in present value calculations.
The Company also has defined contribution plans covering domestic employees of the Company and certain subsidiaries.

Contingencies
Contingencies.
Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company and legal counsel evaluate the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a loss has been incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed, including the approximate term, how the guarantee arose, and the events or circumstances that would require the guarantor to perform under the guarantee.

Use of Estimates
Use of Estimates.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements Policy
Recently Adopted Accounting Standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued guidance that affects loans, trade receivables and any other financial assets that have the contractual right to receive cash. Under the new guidance, an entity is required to recognize expected credit losses rather than incurred losses for financial assets. The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company adopted the new guidance effective January 1, 2020, with no material impact to the Company’s consolidated financial position, results of operations or cash flows.
In August 2018, the FASB issued guidance which modifies certain disclosure requirements over fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019, including all interim periods within that fiscal year. The Company adopted the new guidance effective January 1, 2020. The Company does not currently classify any of its derivative contracts or restoration plan assets as Level 3 assets or liabilities, nor did the Company have any transfers amongst fair value levels during the year ended December 31, 2020. As a result, the guidance did not have an impact on Company’s the fair value measurement disclosures upon adoption.
In January 2017, the FASB issued guidance which eliminates the second step from the traditional two-step
goodwill impairment test. Under current guidance, an entity performed the first step of the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount; if an impairment loss was indicated, the entity computed the implied fair value of goodwill to determine whether an impairment loss existed, and if so, the amount to recognize. Under the new guidance, an impairment loss is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value (the Step 1 test), with no further testing required. Any impairment loss recognized is limited to the amount of goodwill allocated to the reporting unit. The new guidance is effective for public companies that are Securities and Exchange Commission (“SEC”) registrants for fiscal years beginning after December 15, 2019. The Company adopted the new guidance on January 1, 2020, and applied the guidance prospectively to its goodwill impairment tests.
Accounting Standards Not Yet Adopted as of December 31, 2020
In December 2019, the FASB issued new guidance to simplify the accounting for income taxes by removing certain exceptions to the general principles and also simplification of areas such as franchise taxes, step-up
in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes. The new guidance is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.
In March 2020, the FASB issued guidance to address certain accounting consequences from the anticipated transition from the use of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. The new guidance contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives and other contracts. The guidance is optional and may be elected over time as reference rate reform activities occur. During the year ended December 31, 2020, the Company elected to apply the hedge accounting expedients related to probability and the assessments of effectiveness for future LIBOR-indexed cash flows to assume that the index upon which future hedged transactions will be based on matches the index of the corresponding derivatives. Application of these expedients preserves the presentation of derivatives consistent with past presentation. The Company continues to evaluate the impact of the guidance and may apply other elections as applicable as additional changes in the market occur.